Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Research and development expenses	$ 2,710	$ 1,943	$ 740
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	667	321	195
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	109	103	100
Clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	692	511
Regulatory and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	595	316	40
Research & preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	593	362	387
Chemistry & formulations [Member]
Statement Line Items [Line Items]
Research and development expenses	$ 54	$ 330	$ 18